Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Central Index Key	0000893226
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Feb. 01, 2017
Franklin Strategic Mortgage Portfolio-12 | FRANKLIN STRATEGIC MORTGAGE PORTFOLIO | CLASS A1
Risk/Return:
Trading Symbol	FSMIX
Franklin Strategic Mortgage Portfolio-12 | FRANKLIN STRATEGIC MORTGAGE PORTFOLIO | Class A
Risk/Return:
Trading Symbol	FSMFX
Franklin Strategic Mortgage Portfolio-12 | FRANKLIN STRATEGIC MORTGAGE PORTFOLIO | Advisor Class
Risk/Return:
Trading Symbol	FSMZX